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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08490

Excelsior Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Equity Income Fund

	Shares	Value*
Common Stocks – 93.82%
CONSUMER DISCRETIONARY – 5.75%
CBS Corp., Class B	105,000	$2,861,250
Newell Rubbermaid, Inc.	225,000	5,823,000
Time Warner, Inc.	200,000	3,302,000
		11,986,250
CONSUMER STAPLES – 8.43%
Altria Group, Inc.	70,000	5,290,600
H.J. Heinz Co.	60,000	2,800,800
Kimberly-Clark Corp.	50,000	3,467,000
SUPERVALU, Inc.	160,000	6,003,200
		17,561,600
ENERGY – 10.50%
BP PLC ADR	65,000	4,756,050
Chevron Corp.	85,000	7,933,050
Halliburton Co.	150,000	5,686,500
Penn West Energy Trust	135,000	3,510,000
		21,885,600
FINANCIALS – 18.28%
Arthur J. Gallagher & Co.	280,000	6,773,200
Bank of New York Mellon Corp.	110,000	5,363,600
Freddie Mac	75,000	2,555,250
Hartford Financial Services Group, Inc.	40,000	3,487,600
Lincoln National Corp.	50,000	2,911,000
Morgan Stanley	70,000	3,717,700
Principal Financial Group, Inc.	50,000	3,442,000
RenaissanceRe Holdings Ltd.	45,000	2,710,800
U.S. BanCorp	153,000	4,856,220
Willis Group Holdings Ltd.	60,000	2,278,200
		38,095,570
HEALTH CARE – 5.21%
Abbott Laboratories	40,000	2,246,000
Bristol-Myers Squibb Co.	75,000	1,989,000
Johnson & Johnson	60,000	4,002,000
Merck & Co., Inc.	45,000	2,614,950
		10,851,950
INDUSTRIALS – 11.22%
Dover Corp.	130,000	5,991,700
General Electric Co.	195,000	7,228,650
Honeywell International, Inc.	125,000	7,696,250

1

	Shares	Value
Common Stocks – (continued)
INDUSTRIALS – (continued)
Waste Management, Inc.	75,000	$2,450,250
		23,366,850
INFORMATION TECHNOLOGY – 13.42%
Electronic Data Systems Corp.	200,000	4,146,000
International Business Machines Corp.	35,000	3,783,500
Linear Technology Corp.	145,000	4,615,350
Microsoft Corp.	210,000	7,476,000
Nokia Oyj, ADR	150,000	5,758,500
Xilinx, Inc.	100,000	2,187,000
		27,966,350
MATERIALS – 13.39%
Domtar Corp. (a)	200,000	1,538,000
Eastman Chemical Co.	67,000	4,093,030
Packaging Corp. of America	200,000	5,640,000
Pope Resources Ltd. (a)	20,000	855,000
Rayonier, Inc.	32,000	1,511,680
RPM, Inc.	375,000	7,612,500
Weyerhaeuser Co.	90,000	6,636,600
		27,886,810

TELECOMMUNICATION SERVICES – 6.29%
AT&T, Inc.	147,000	6,109,320
Verizon Communications, Inc.	160,000	6,990,400
		13,099,720
UTILITIES – 1.33%
Dominion Resources, Inc.	30,000	1,423,500
FPL Group, Inc.	20,000	1,355,600
		2,779,100

Total Common Stocks (Cost $161,334,492)		195,479,800
Foreign Common Stocks – 3.21%
United Kingdom – 3.21%
Pearson PLC	460,000	6,684,672
		6,684,672

Total Foreign Common Stocks (Cost $5,471,204)		6,684,672
Convertible Preferred Stocks – 2.76%
CONSUMER DISCRETIONARY – 1.59%
Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	66,000	2,145,000

2

		Shares	Value
Convertible Preferred Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
	General Motors Corp., Series C, Preferred Exchange, 6.25%	60,000	$1,170,000
			3,315,000
HEALTH CARE – 1.17%
	Schering-Plough Corp., Preferred Exchange, 6.00%	10,000	2,428,100
			2,428,100

	Total Convertible Preferred Stocks (Cost $5,779,427)		5,743,100

	Total Investments – 99.79% (Cost $172,585,123)(b)(c)		207,907,572

	Other Assets and Liabilities, Net -0.21%		443,620

	Net Assets – 100.00%		$208,351,192

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

3

(b)	Cost for federal income tax purposes is $172,585,123.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$39,471,825	$(4,149,376)	$35,322,449

For the nine months ended December 31, 2007, transactions in written option contracts were as follows:
	Number of contracts	Premium received

Options outstanding at March 31, 2007	—	$—

Options written	500	98,498

Options terminated in closing purchase transactions	—	—

Options exercised	—	—

Options expired	(500)	(98,498)

Options outstanding at December 31, 2007	—	$—

Acronym	Name

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

4

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Equity Opportunities Fund

	Shares	Value*
Common Stocks – 88.14%
CONSUMER DISCRETIONARY – 8.39%
BorgWarner, Inc.	180,000	$8,713,800
Dillard’s, Inc., Class A	252,000	4,732,560
John Wiley & Sons, Inc., Class A	145,200	6,220,368
Life Time Fitness, Inc. (a)	191,700	9,523,656
Sotheby’s Holdings, Inc., Class A	124,500	4,743,450
		33,933,834
CONSUMER STAPLES – 2.28%
Anheuser-Busch Cos., Inc.	176,200	9,222,308
		9,222,308
ENERGY – 12.11%
Apache Corp.	105,600	11,356,224
Cimarex Energy Co.	203,200	8,642,096
El Paso Corp.	640,000	11,033,600
Exxon Mobil Corp.	83,000	7,776,270
Suncor Energy, Inc., ADR	93,300	10,144,509
		48,952,699
FINANCIALS – 18.31%
American Capital Strategies Ltd.	232,000	7,646,720
Berkshire Hathaway Inc., Class A (a)	109	15,434,400
Leucadia National Corp.	322,000	15,166,200
Nasdaq Stock Market, Inc. (a)	170,700	8,447,943
NYSE Euronext	156,000	13,692,120
Progressive Corp.	308,100	5,903,196
RenaissanceRe Holdings Ltd.	128,400	7,734,816
		74,025,395
HEALTH CARE – 5.58%
Johnson & Johnson	121,600	8,110,720
Novo-Nordisk A/S, ADR	182,200	11,817,492
Senomyx, Inc. (a)	352,000	2,636,480
		22,564,692
INDUSTRIALS – 16.62%
Bombardier, Inc., Class B (a)	3,255,000	19,656,315
Expeditors International of Washington, Inc.	144,500	6,456,260
General Electric Co.	164,000	6,079,480
Granite Construction, Inc.	121,400	4,392,252
Quanta Services, Inc. (a)	477,500	12,529,600
Rolls-Royce Group PLC, ADR	220,400	11,923,640

1

	Shares	Value
Common Stocks – (continued)
INDUSTRIALS – (continued)
Simpson Manufacturing Co., Inc.	230,500	$6,128,995
		67,166,542
INFORMATION TECHNOLOGY – 4.18%
3com Corp. (a)	1,180,000	5,333,600
Microchip Technology, Inc.	164,000	5,152,880
National Instruments Corp.	192,500	6,416,025
		16,902,505
MATERIALS – 14.19%
AbitibiBowater, Inc.	201,000	4,142,610
Aracruz Celulose SA, ADR	132,700	9,866,245
Monsanto Co.	191,000	21,332,790
Nucor Corp.	183,500	10,866,870
Vulcan Materials Co.	141,100	11,159,599
		57,368,114
REAL ESTATE – 1.51%
St. Joe Co.	172,000	6,107,720
		6,107,720
UTILITIES – 4.97%
AES Corp. (a)	558,000	11,935,620
Sierra Pacific Resources	480,500	8,158,890
		20,094,510

Total Common Stocks (Cost $286,917,617)		356,338,319
Foreign Common Stocks – 10.04%
Belgium – 1.41%
RHJ International (a)	348,500	5,693,401
Germany – 1.30%
Bayerische Motoren Werke AG	85,200	5,261,192
Hong Kong – 0.85%
Huabao International Holdings Ltd.	3,450,000	3,431,758
Singapore – 6.48%
Noble Group Ltd.	6,640,000	11,069,793
Olam International Ltd.	3,670,000	7,214,637
Singapore Exchange Ltd.	865,385	7,910,486
		26,194,916

Total Foreign Common Stocks (Cost $32,610,581)		40,581,267

2

	Principal Amount	Value
Repurchase Agreement – 1.92%
Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $7,911,600 (repurchase proceeds $7,753,388)	$7,753,000	$7,753,000

Total Repurchase Agreement (Cost $7,753,000)		7,753,000

Total Investments – 100.10% (Cost $327,281,198)(b)(c)		404,672,586

Other Assets and Liabilities, Net – (0.10)%		(401,798)

Net Assets – 100.00%		$404,270,788

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $327,281,198.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

3

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$97,004,066	$(19,612,678)	$77,391,388

Acronym	Name

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

4

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	High Yield Fund

		Principal Amount	Value*
Corporate Bonds – 98.35%
Advertising Periodicals – 1.53%
CanWest Media Works, Inc.
	8.00% 09/15/12	$60,000	$56,625
Dex Media Finance/West
	8.50% 08/15/10	1,000,000	1,013,750
			1,070,375
Cable TV – 2.88%
Echostar DBS Corp.
	7.13% 02/01/16	1,000,000	1,020,000
NTL Cable PLC
	9.13% 08/15/16	1,000,000	990,000
			2,010,000
Casino Hotels – 5.75%
Boyd Gaming Corp.
	7.13% 02/01/16	1,000,000	945,000
Majestic Star LLC
	9.75% 01/15/11	1,500,000	1,020,000
MGM Mirage, Inc.
	8.50% 09/15/10	1,000,000	1,037,500
Penn National Gaming, Inc.
	6.75% 03/01/15	1,000,000	1,013,750
			4,016,250
Chemicals-Diversified – 1.16%
Nell AF Sarl
	8.38% 08/15/15(a)	1,000,000	807,500
Chemicals-Plastics – 0.73%
PolyOne Corp.
	8.88% 05/01/12	500,000	508,750
Chemicals-Specialty – 1.38%
Tronox Worldwide LLC/Tronox Finance Corp.
	9.50% 12/01/12	1,000,000	965,000
Coal – 1.35%
Massey Energy Co.
	6.88% 12/15/13	1,000,000	942,500
Commercial Services – 2.90%
Iron Mountain, Inc.
	8.63% 04/01/13	1,000,000	1,012,500

		Principal Amount	Value
Corporate Bonds – (continued)
Commercial Services – (continued)
Iron Mountain, Inc.
	7.75% 01/15/15	$1,000,000	$1,017,500
			2,030,000
Computer Services – 1.46%
Sungard Data Systems, Inc.
	10.25% 08/15/15	1,000,000	1,022,500
Containers-Metal/Glass – 2.92%
Crown Americas
	7.75% 11/15/15	1,000,000	1,030,000
Owens-Illinois, Inc.
	7.50% 05/15/10	1,000,000	1,012,500
			2,042,500
Containers-Paper/Plastic – 5.59%
BPC Holding Corp.
	8.88% 09/15/14	1,000,000	950,000
Graham Packaging Co.
	8.50% 10/15/12	500,000	467,500
Graham Packaging Co.
	9.88% 10/15/14	500,000	460,000
Pregis Corp.
	12.38% 10/15/13	1,000,000	1,060,000
Stone Container
	8.00% 03/15/17	1,000,000	966,250
			3,903,750
Cosmetics & Toiletries – 1.49%
Del Laboratories, Inc.
	8.00% 02/01/12	1,000,000	1,040,000
Distribution/Wholesale – 1.38%
Nebraska Book Co.
	8.63% 03/15/12	1,000,000	965,000
Diversified Manufacturing Operators – 2.73%
Bombardier, Inc.
	8.00% 11/15/14(a)	1,000,000	1,045,000
Harland Clarke Holdings Corp.
	9.50% 05/15/15	1,000,000	865,000
			1,910,000
Electronic Components-Semiconductors – 1.43%
Amkor Technologies, Inc.

		Principal Amount	Value
Corporate Bonds – (continued)
Electronic Components-Semiconductors – (continued)
	9.25% 06/01/16	$1,000,000	$1,002,500
Electric-Generation – 0.04%
AES Corp.
	8.75% 05/15/13(a)	25,000	26,094
Electric-Integrated – 0.05%
Energy Future Holdings Corp.
	5.55% 11/15/14	40,000	31,927
Finance-Auto Loans – 4.52%
Ford Motor Credit Co.
	9.75% 09/15/10	1,354,000	1,291,990
General Motors Acceptance Corp.
	7.75% 01/19/10	2,000,000	1,865,640
			3,157,630
Food & Kindred Products – 0.65%
Pinnacle Foods Finance LLC
	9.25% 04/01/15(a)	500,000	456,250
Food-Miscellaneous and Diversified – 2.85%
Del Monte Corporation
	8.63% 12/15/12	1,000,000	1,007,500
Del Monte Corporation
	6.75% 02/15/15	1,000,000	945,000
Dole Foods Co.
	7.25% 06/15/10	40,000	36,400
			1,988,900
Funeral Services & Related Items – 2.06%
Service Corp. International
	7.00% 06/15/17	1,500,000	1,436,250
Heavy Construction Equipment Rental – 2.54%
Ahern Rentals, Inc.
	9.25% 08/15/13	1,000,000	842,500
Rental Service Corp.
	9.50% 12/01/14	1,000,000	895,000
United Rentals North America, Inc.
	6.50% 02/15/12	40,000	36,300
			1,773,800
Home Furnishings – 2.69%
Sealy Mattress Co.
	8.25% 06/15/14	1,000,000	955,000

		Principal Amount	Value
Corporate Bonds – (continued)
Home Furnishings – (continued)
Simmons Co.
	7.88% 01/15/14	$1,000,000	$925,000
			1,880,000
Independent Power Producer – 0.06%
NRG Energy, Inc.
	7.38% 02/01/16	40,000	39,000
Machinery-Farm – 1.43%
Case New Holland, Inc.
	7.13% 03/01/14	1,000,000	997,500
Machinery-General Industry – 1.42%
The Manitowoc Co., Inc.
	7.13% 11/01/13	1,000,000	990,000
Medical-Hospitals – 1.21%
HCA, Inc.
	6.50% 02/15/16	1,000,000	845,000
Multi-Line Insurance – 2.94%
Hanover Insurance Group
	7.63% 10/15/25	2,128,000	2,056,180
Music – 2.31%
Warner Music Group
	7.38% 04/15/14	2,100,000	1,617,000
Office Automation & Equipment – 2.92%
Ikon Office Solutions
	7.75% 09/15/15	1,000,000	1,041,250
Xerox Capital Trust I
	8.00% 02/01/27	1,000,000	998,736
			2,039,986
Paper & Related Products – 1.31%
Mercer International, Inc.
	9.25% 02/15/13	1,000,000	915,000
Pipelines – 2.76%
Semgroup L.P.
	8.75% 11/15/15(a)	1,500,000	1,425,000
Williams Cos.
	6.38% 10/01/10(a)	500,000	505,625
			1,930,625
Rental Auto/Equipment – 1.35%
Avis Budget Car Rental

		Principal Amount	Value
Corporate Bonds – (continued)
Rental Auto/Equipment – (continued)
	7.75% 05/15/16	$1,000,000	$940,000
Resorts/Theme Parks – 1.43%
Universal City Florida Holdings
	9.66% 05/01/10(b)	1,000,000	1,000,000
Retail-Bedding – 0.75%
Linens ‘N Things, Inc.
	10.87% 01/15/14(b)	1,000,000	525,000
Retail-Discount – 1.13%
Dollar General Corp.,
	PIK,
	11.88% 07/15/17(a)	1,000,000	787,500
Retail-Drug Store – 1.16%
Rite Aid Corp.
	8.63% 03/01/15	1,000,000	806,250
Retail-Major Department Store – 2.99%
Neiman Marcus Group, Inc.,
	PIK,
	9.00% 10/15/15	1,000,000	1,031,250
Saks, Inc.
	9.88% 10/01/11	1,000,000	1,060,000
			2,091,250
Retail-Video Rental – 1.22%
Blockbuster, Inc.
	9.00% 09/01/12	1,000,000	855,000
Rubber-Tires – 0.06%
Goodyear Tire & Rubber Co.
	9.00% 07/01/15	41,000	43,460
Satellite Telecom – 3.17%
Inmarsat Finance PLC
	7.63% 06/30/12	650,000	669,500
Intelsat Bermuda Ltd.
	11.25% 06/15/16	1,500,000	1,548,750
			2,218,250
Schools – 2.04%
Knowledge Learning Center
	7.75% 02/01/15(a)	1,500,000	1,428,750
Special Purpose Entity – 4.11%
Targeted Return Index Securities Trust (TRAIN),
	Series HY-1-2006,

		Principal Amount	Value
Corporate Bonds – (continued)
Special Purpose Entity – (continued)
	7.12% 05/01/16(a)(b)	$2,960,000	$2,870,608
Telephone-Integrated – 10.93%
Cincinnati Bell, Inc.
	8.38% 01/15/14	1,500,000	1,462,500
Citizens Communications
	9.25% 05/15/11	1,000,000	1,082,500
Consolidated Communications Holding
	9.75% 04/01/12	649,000	668,470
Hawaiian Telcom Communication
	12.50% 05/01/15	1,000,000	1,032,500
Nordic Telephone Co. Holdings
	8.88% 05/01/16(a)	1,250,000	1,281,250
Valor Telecom Enterprise
	7.75% 02/15/15	1,000,000	1,055,808
Windstream Corp.
	8.63% 08/01/16	1,000,000	1,050,000
			7,633,028
Television – 0.04%
Sinclair Broadcast Group
	8.00% 03/15/12	26,000	26,487
Travel Services – 1.53%
Travelport LLC
	11.88% 09/01/16	1,000,000	1,066,250

	Total Corporate Bonds (Cost $71,701,503)		68,709,600
Bank Loans – 2.71%
Computer Services – 2.71%
First Data Corp.
	7.96% 09/24/14(b)	2,000,000	1,896,126

	Total Bank Loans (Cost $1,940,000)		1,896,126

		Shares
Common Stock – 0.45%
Metal & Mining – 0.45%
	Ormet Corp. (c)	125,380	310,942

	Total Common Stock (Cost $1,003,040)		310,942

Total Investments – 101.51% (Cost $74,644,543)(d)(e)	$70,916,668

Other Assets & Liabilities, Net – (1.51)%	(1,052,984)

Net Assets – 100.00%	$69,863,684

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $10,633,577, which represents 15.22% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)	Non-income producing security.

(d)	Cost for federal income tax purposes is $74,425,899.

(e)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$915,436	$(4,424,667)	$(3,509,231)

Acronym	Name

LLC	Limited Liability Company
L.P.	Limited Partnership
PIK	Payment-In-Kind
PLC	Public Limited Company

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	International Equity Fund

		Shares	Value*
COMMON STOCKS – 97.48%
AUSTRALIA – 4.31%
	CSL Ltd.	35,800	$1,137,763
	Rio Tinto Ltd.	15,957	1,862,980
			3,000,743
BELGIUM – 1.20%
	Umicore	3,400	838,515
CANADA – 2.06%
	Canadian National Railway Co.	15,400	727,909
	Gildan Activewear, Inc. (a)	17,000	705,183
			1,433,092
CHINA – 3.26%
	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	1,100,587	995,352
	Dongfeng Motor Group Co. Ltd., Class H	474,000	330,811
	PetroChina Co. Ltd., ADR	5,400	947,538
			2,273,701
FINLAND – 4.87%
	Fortum Oyj	22,100	989,315
	Nokia Oyj	41,700	1,605,635
	Tietoenator Oyj	35,800	797,938
			3,392,888
FRANCE – 5.67%
	AXA SA	16,900	672,896
	BNP Paribas	7,820	840,611
	Carrefour SA	13,600	1,054,379
	Compagnie Generale de Geophysique-Veritas (a)	2,904	816,784
	Peugeot SA	7,500	563,849
			3,948,519
GERMANY – 7.83%
	Adidas AG	18,500	1,377,450
	Bayerische Motoren Werke AG	12,300	759,538
	Gildemeister AG	5,045	134,701
	MTU Aero Engines Holding AG	9,800	569,061
	Rhoen-Klinikum AG	35,200	1,100,898
	SGL Carbon AG (a)	6,350	341,406

1

		Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
	Siemens AG, Registered Shares	1,800	$282,581
	United Internet AG, Registered Shares	36,900	889,500
			5,455,135
HONG KONG – 2.33%
	Esprit Holdings Ltd.	44,500	659,087
	Sun Hung Kai Properties Ltd. (Hong Kong)	46,000	966,551
			1,625,638
INDONESIA – 1.27%
	PT Telekomunikasi Indonesia Tbk, Series B	819,500	886,173
IRELAND– 1.05%
	Bank of Ireland	49,502	729,288
ISRAEL – 0.77%
	Teva Pharmaceutical Industries Ltd., ADR	11,600	539,168
ITALY – 0.87%
	Permasteelisa S.p.A .	30,665	603,961
JAPAN – 21.48%
	Asahi Kasei Corp.	92,000	613,248
	Canon, Inc.	19,200	877,254
	Chiyoda Corp.	45,946	525,156
	Denso Corp.	8,700	353,580
	FANUC Ltd.	11,400	1,112,146
	FUJIFILM Holdings Corp.	20,100	852,000
	Glory Ltd.	11,600	269,340
	Itochu Corp.	70,000	680,192
	Japan Tobacco, Inc.	70	415,059
	Keyence Corp.	3,500	857,433
	Komatsu Ltd.	11,600	313,641
	Kyocera Corp.	7,900	691,233
	Mitsubishi UFJ Financial Group, Inc.	70,000	651,547
	Nikon Corp.	27,000	921,035
	Nintendo Co., Ltd.	1,900	1,153,581
	NTT DoCoMo, Inc.	500	828,436
	Shin-Etsu Chemical Co., Ltd.	11,800	737,767
	Shiseido Co., Ltd.	14,000	331,687

2

		Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
	Sumitomo Trust & Banking Co., Ltd.	104,000	$692,438
	Takeda Pharmaceutical Co., Ltd.	17,200	1,005,466
	Toyo Suisan Kaisha Ltd.	16,000	290,824
	Yamada Denki Co., Ltd.	7,000	796,760
			14,969,823
MALAYSIA – 0.63%
	Tenaga Nasional Berhad	152,100	440,051
MEXICO – 1.80%
	America Movil SAB de CV, Series L, ADR	13,400	822,626
	Fomento Economico Mexicano SAB de CV, ADR	11,400	435,138
			1,257,764
NETHERLANDS – 0.60%
	Randstad Holding NV	10,534	418,269
NORWAY – 2.80%
	Norsk Hydro ASA	6,700	94,722
	Tandberg ASA	48,400	997,318
	Telenor ASA (a)	36,400	860,460
			1,952,500
SINGAPORE – 2.16%
	DBS Group Holdings Ltd.	68,300	967,925
	Keppel Corp., Ltd.	60,500	541,579
			1,509,504

SPAIN – 3.69%
	Banco Santander SA	51,400	1,110,457
	Telefonica SA	45,208	1,460,996
			2,571,453
SWEDEN – 2.43%
	SSAB Svenskt Stal AB, Series A	21,400	574,437
	Svenska Cellulosa AB, B Shares	63,600	1,118,457
			1,692,894
SWITZERLAND – 6.62%
	ABB Ltd., Registered Shares	10,400	299,852
	Credit Suisse Group, Registered Shares	7,000	420,892
	Nestle SA, Registered Shares	800	366,571
	Novartis AG, Registered Shares	9,300	506,648

3

		Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
	Rieter Holding AG, Registered Shares	889	$390,401
	Roche Holding AG, Genusschein Shares	5,300	912,932
	Synthes, Inc.	8,800	1,087,727
	UBS AG, Registered Shares	13,600	631,576
			4,616,599
TAIWAN – 2.20%
	HON HAI Precision Industry Co., Ltd.	114,190	705,371
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,982	547,621
	U-Ming Marine Transport Corp.	104,000	281,231
			1,534,223
THAILAND – 1.26%
	Kasikornbank Public Co., Ltd. (Foreign Shares)	340,300	875,073
UNITED KINGDOM – 16.32%
	BG Group PLC	72,800	1,676,106
	BHP Biliton PLC	36,400	1,121,191
	Cadbury Schweppes PLC	87,300	1,088,233
	GlaxoSmithKline PLC	27,639	701,390
	HSBC Holdings PLC	52,800	885,696
	Reckitt Benckiser Group PLC	18,445	1,065,548
	Reed Elsevier PLC	85,845	1,155,029
	Royal Bank of Scotland Group PLC	79,351	713,376
	Serco Group PLC	128,399	1,173,702
	Shire PLC	35,500	815,577
	WM Morrison Supermarkets PLC	151,580	977,707
			11,373,555

	TOTAL COMMON STOCKS (Cost $50,470,442)		67,938,529
REGISTERED INVESTMENT COMPANY – 0.51%
	iShares MSCI Brazil Index Fund	4,400	355,080

	TOTAL REGESTERED INVESTMENT COMPANY (Cost $349,493)		355,080

4

		Principal Amount	Value
REPURCHASE AGREEMENT – 1.21%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 11/15/22, market value $868,694 (repurchase proceeds $847,042)	$847,000	$847,000

	TOTAL REPURCHASE AGREEMENT (Cost $847,000)		847,000

	TOTAL INVESTMENTS – 99.20% (Cost $51,666,935)(b)(c)		69,140,609

	OTHER ASSETS & LIABILITIES, NET – 0.80%		556,570

	NET ASSETS – 100.00%		$69,697,179

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

5

(b)	Cost for federal income tax purposes is $51,666,935.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,196,761	$(2,723,087)	$17,473,674

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Mid Cap Value and Restructuring Fund

		Shares	Value*
Common Stocks – 98.14%
CONSUMER DISCRETIONARY – 21.35%
	Autozone, Inc. (a)	42,000	$5,036,220
	Black & Decker Corp.	91,000	6,338,150
	Constellation Brands, Inc. (a)	385,000	9,101,400
	EchoStar Communications Corp. (a)	103,000	3,885,160
	Onex Corp.	323,200	11,458,299
	Sherwin-Williams Co.	167,700	9,733,308
	Tempur-Pedic International, Inc.	378,200	9,821,854
	TJX Cos., Inc.	320,000	9,193,600
			64,567,991
CONSUMER STAPLES – 1.71%
	Dean Foods Co.	200,000	5,172,000
ENERGY – 15.49%
	Cimarex Energy Co.	86,000	3,657,580
	Devon Energy Corp.	133,300	11,851,703
	El Paso Corp.	349,800	6,030,552
	Noble Corp.	260,000	14,692,600
	Occidental Petroleum Corp.	137,800	10,609,222
			46,841,657
FINANCIAL – 19.72%
	Ace Ltd.	108,000	6,672,240
	Ambac Financial Group, Inc.	125,000	3,221,250
	CIT Group, Inc.	300,000	7,209,000
	First Marblehead Corp.	260,000	3,978,000
	Lehman Brothers Holding, Inc.	160,000	10,470,400
	Leucadia National Corp.	185,000	8,713,500
	Mastercard, Inc., Class A	45,000	9,684,000
	W.R. Berkley Corp.	325,000	9,688,250
			59,636,640
HEALTH CARE – 4.03%
	Shire Pharmaceuticals PLC, ADR	176,700	12,183,465
INDUSTRIALS – 17.31%
	Autoliv, Inc.	33,000	1,739,430
	Brink’s Co.	193,000	11,529,820
	Empresa Brasileira de Aeronautica S.A., ADR	247,000	11,260,730
	Kennametal, Inc.	300,000	11,358,000
	Mueller Industries, Inc.	35,000	1,014,650

1

		Shares	Value
Common Stocks – (continued)
INDUSTRIALS – (continued)
	Oshkosh Truck Corp.	220,000	$10,397,200
	United Rentals, Inc. (a)	275,300	5,054,508
			52,354,338
INFORMATION TECHNOLOGY – 4.66%
	Harris Corp.	225,000	14,103,000
MATERIALS – 8.58%
	Aracruz Celulose S.A., ADR	165,700	12,319,795
	Cabot Microelectronics Corp. (a)	104,200	3,741,822
	Sterlite Industries (India) Ltd., ADS (a)	380,000	9,906,600
			25,968,217
REAL ESTATE – 1.21%
	St. Joe Co.	103,800	3,685,938
UTILITIES – 4.08%
	Williams Cos., Inc.	345,000	12,344,100

	Total Common Stocks (cost $182,461,162)		296,857,346
Foreign Common Stocks – 1.94%
NETHERLANDS – 1.94%
	Hunter Douglas NV	79,500	5,863,615

	Total Foreign Common Stocks (cost $2,926,238)		5,863,615

	Total Investments – 100.08% (cost $185,387,400)(b)(c)		302,720,961

	Other Assets and Liabilities, Net – (0.08)%		(250,594)

	Net Assets – 100.00%		$302,470,367

2

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $185,387,400.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$129,764,580	$(12,431,019)	$117,333,561

Acronym	Name
ADR	American Depositary Receipt
ADS	American Depositary Shares
Ltd.	Limited
PLC	Public Limited Company

3

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008